Fair value of financial instrument - Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	$ 79,638	$ 39,013
Investment securities	284,724	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	307,903	313,015
Deposits
Personal	362,488	343,052
Business and government	696,353	624,311
Bank	41,990	44,522
Deposits	1,100,831	1,011,885
Obligations related to assets sold under repurchase agreements and securities loaned	262,201	274,231
Subordinated debentures	9,593	9,867
Level 3 [member]
Loans
Fair value	3,594	3,584
Deposits
Financial liabilities	1,548	1,606
Fair value of financial instruments not measured at fair value [member] | Fair Value Always Approximates Carrying Value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	22,742	17,410
Assets purchased under reverse repurchase agreements and securities borrowed	31,368	37,064
Loans
Retail	68,377	66,151
Wholesale	16,228	11,278
Financial assets, excluding other financial assets	84,605	77,429
Other assets	57,859	56,484
Fair value	196,574	188,387
Deposits
Personal	272,675	245,777
Business and government	418,185	364,451
Bank	16,943	19,070
Deposits	707,803	629,298
Obligations related to assets sold under repurchase agreements and securities loaned	26,054	18,309
Other liabilities	55,495	56,200
Financial liabilities	789,352	703,807
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	66,823	58,627
Assets purchased under reverse repurchase agreements and securities borrowed	11,524	11,557
Loans
Retail	433,900	396,733
Wholesale	188,455	187,475
Financial assets, excluding other financial assets	622,355	584,208
Other assets	624	581
Fair value	701,326	654,973
Deposits
Personal	71,365	79,027
Business and government	146,921	154,050
Bank	7,800	7,448
Deposits	226,086	240,525
Other liabilities	9,254	9,519
Subordinated debentures	9,601	10,071
Financial liabilities	244,941	260,115
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	1,025	502
Loans
Fair value	1,025	502
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	65,798	58,125
Assets purchased under reverse repurchase agreements and securities borrowed	11,524	11,557
Loans
Retail	429,672	392,093
Wholesale	184,055	182,094
Financial assets, excluding other financial assets	613,727	574,187
Other assets	489	450
Fair value	691,538	644,319
Deposits
Personal	70,908	78,500
Business and government	146,334	153,395
Bank	7,792	7,439
Deposits	225,034	239,334
Other liabilities	1,256	1,004
Subordinated debentures	9,545	10,012
Financial liabilities	235,835	250,350
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 3 [member]
Loans
Retail	4,228	4,640
Wholesale	4,400	5,381
Financial assets, excluding other financial assets	8,628	10,021
Other assets	135	131
Fair value	8,763	10,152
Deposits
Personal	457	527
Business and government	587	655
Bank	8	9
Deposits	1,052	1,191
Other liabilities	7,998	8,515
Subordinated debentures	56	59
Financial liabilities	9,106	9,765
Fair value of financial instruments not measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	22,742	17,410
Investment securities	66,823	58,627
Assets purchased under reverse repurchase agreements and securities borrowed	42,892	48,621
Loans
Retail	502,277	462,884
Wholesale	204,683	198,753
Financial assets, excluding other financial assets	706,960	661,637
Other assets	58,483	57,065
Fair value	897,900	843,360
Deposits
Personal	344,040	324,804
Business and government	565,106	518,501
Bank	24,743	26,518
Deposits	933,889	869,823
Obligations related to assets sold under repurchase agreements and securities loaned	26,054	18,309
Other liabilities	64,749	65,719
Subordinated debentures	9,601	10,071
Financial liabilities	$ 1,034,293	$ 963,922